UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-05957

        Nuveen Municipal Advantage Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal Advantage Fund, Inc. (NMA)
	January 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 3.2% (2.0% of Total Investments)
$ 10,000	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 1999A, 5.375%,	2/09 at 101.00	AAA	$10,424,600
	2/01/36 (Pre-refunded 2/01/09) – FGIC Insured
5,075	Lauderdale County and Florence Healthcare Authority, Alabama, Revenue Bonds, Coffee Health	7/09 at 101.00	AAA	5,239,176
	Group, Series 1999A, 5.250%, 7/01/24 – MBIA Insured
5,155	Phenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds,	5/12 at 100.00	BBB	5,261,709
	MeadWestvaco Corporation, Series 2002A, 6.350%, 5/15/35 (Alternative Minimum Tax)

20,230	Total Alabama			20,925,485

	Alaska – 0.8% (0.5% of Total Investments)
	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A:
1,125	5.250%, 12/01/34 – FGIC Insured	12/14 at 100.00	Aaa	1,156,433
1,280	5.250%, 12/01/41 – FGIC Insured	12/14 at 100.00	Aaa	1,317,261
3,050	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	Baa3	2,568,405
	Series 2006A, 5.000%, 6/01/46

5,455	Total Alaska			5,042,099

	Arizona – 1.6% (1.0% of Total Investments)
4,905	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/17 at 100.00	A	4,981,273
	Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32
5,000	Maricopa County Pollution Control Corporation, Arizona, Remarketed Revenue Refunding Bonds,	5/08 at 100.00	BBB	4,999,800
	Public Service Company of New Mexico, Series 1992A, 5.750%, 11/01/22

9,905	Total Arizona			9,981,073

	California – 13.0% (8.1% of Total Investments)
2,500	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	10/17 at 100.00	AAA	2,100,425
	2004A, 0.000%, 10/01/25 – AMBAC Insured
	Calexico Unified School District, Imperial County, California, General Obligation Bonds,
	Series 2005B:
4,070	0.000%, 8/01/32 – FGIC Insured	No Opt. Call	Aaa	1,072,038
6,410	0.000%, 8/01/34 – FGIC Insured	No Opt. Call	Aaa	1,502,504
3,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	2,930,700
	Health System/West, Series 2003A, 5.000%, 3/01/33
7,500	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A	7,503,450
	Coalinga State Hospital, Series 2004A, 5.125%, 6/01/29
5,335	California State, Variable Purpose General Obligation Bonds, Series 2007, Lehman Municipal	6/17 at 100.00	A+	5,375,333
	Trust Receipts FC5, 10.329%, 6/01/37 (IF)
9,955	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	No Opt. Call	Aaa	2,919,204
	Facilities District, Series 2005, 0.000%, 9/01/31 – FGIC Insured
	Colton Joint Unified School District, San Bernardino County, California, General Obligation
	Bonds, Series 2006C:
3,800	0.000%, 2/01/33 – FGIC Insured	2/15 at 38.73	Aaa	990,774
3,795	0.000%, 2/01/37 – FGIC Insured	No Opt. Call	Aaa	825,488
7,535	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage Revenue	No Opt. Call	AAA	9,762,723
	Bonds, Series 1989, 7.750%, 5/01/22 (Alternative Minimum Tax) (ETM)
8,145	Cupertino Union School District, Santa Clara County, California, General Obligation Bonds,	8/13 at 55.54	Aaa	3,316,888
	Series 2003B, 0.000%, 8/01/25 – FGIC Insured
2,000	Folsom Cordova Unified School District, Sacramento County, California, General Obligation	No Opt. Call	AAA	704,940
	Bonds, School Facilities Improvement District 1, Series 2004B, 0.000%, 10/01/28 – MBIA Insured
3,360	Folsom Cordova Unified School District, Sacramento County, California, General Obligation	No Opt. Call	AAA	1,280,630
	Bonds, School Facilities Improvement District 2, Series 2002A, 0.000%, 7/01/27 – MBIA Insured
2,315	Gateway Unified School District, California, General Obligation Bonds, Series 2004B, 0.000%,	No Opt. Call	Aaa	647,251
	8/01/32 – FGIC Insured
1,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	866,330
	Asset-Backed Bonds, Series 2007A-1, 5.125%, 6/01/47
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	No Opt. Call	AAA	1,237,050
	Revenue Bonds, Series 2005A, 0.000%, 6/01/26 – FSA Insured
1,275	Madera Unified School District, Madera County, California, General Obligation Bonds, Series	8/12 at 100.00	AAA	1,364,416
	2002, 5.250%, 8/01/23 – FSA Insured
	North Orange County Community College District, California, General Obligation Bonds,
	Series 2003B:
7,735	0.000%, 8/01/25 – FGIC Insured	No Opt. Call	Aaa	3,237,098
4,000	0.000%, 8/01/26 – FGIC Insured	No Opt. Call	Aaa	1,581,280
5,000	Palmdale Community Redevelopment Agency, California, Residential Mortgage Revenue Refunding	No Opt. Call	AAA	5,734,450
	Bonds, Series 1991B, 7.375%, 2/01/12 (ETM)
5,000	Palmdale Community Redevelopment Agency, California, Single Family Restructured Mortgage	No Opt. Call	AAA	6,698,150
	Revenue Bonds, Series 1986A, 8.000%, 3/01/16 (Alternative Minimum Tax) (ETM)
9,315	Perris, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	AAA	11,695,914
	Bonds, Series 1989A, 7.600%, 1/01/23 (Alternative Minimum Tax) (ETM)
7,660	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Senior Lien Toll	No Opt. Call	AAA	3,748,957
	Road Revenue Bonds, Series 1993, 0.000%, 1/01/24 (ETM)
23,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	AAA	5,016,070
	Refunding Bonds, Series 1997A, 0.000%, 1/15/35 – MBIA Insured
7,250	San Jose-Evergreen Community College District, Santa Clara County, California, General	9/15 at 100.00	AAA	2,343,563
	Obligation Bonds, Series 2005A, 0.000%, 9/01/29 – MBIA Insured

143,955	Total California			84,455,626

	Colorado – 7.7% (4.8% of Total Investments)
1,600	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	AAA	1,621,232
	XLCA Insured
9,440	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	9/16 at 100.00	AA	8,951,763
	Series 2006A, 4.500%, 9/01/38
8,350	Colorado Health Facilities Authority, Remarketed Revenue Bonds, Kaiser Permanente System,	4/08 at 101.50	AAA	8,494,539
	Series 1994A, 5.350%, 11/01/16 (ETM)
	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006:
5,365	5.000%, 11/15/23 – FGIC Insured (UB)	11/16 at 100.00	AAA	5,512,484
3,300	5.000%, 11/15/24 – FGIC Insured (UB)	11/16 at 100.00	AAA	3,373,986
1,445	4.481%, 11/15/25 – FGIC Insured (IF)	11/16 at 100.00	AAA	1,539,228
2,000	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	11/16 at 100.00	AAA	1,880,840
	Hotel, Series 2006, 4.750%, 12/01/35 – XLCA Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B:
2,650	0.000%, 9/01/16 – MBIA Insured	No Opt. Call	AAA	1,821,319
8,645	0.000%, 9/01/26 – MBIA Insured	No Opt. Call	AAA	3,165,540
1,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000A, 5.750%, 9/01/35	9/10 at 102.00	AAA	1,102,260
	(Pre-refunded 9/01/10) – MBIA Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
7,500	0.000%, 9/01/29 – MBIA Insured	No Opt. Call	AAA	2,220,375
10,000	0.000%, 9/01/32 – MBIA Insured	No Opt. Call	AAA	2,481,800
	Platte River Power Authority, Colorado, Power Revenue Refunding Bonds, Series 2002EE:
1,030	5.375%, 6/01/17 (Pre-refunded 6/01/12)	6/12 at 100.00	Aa2 (4)	1,144,948
4,890	5.375%, 6/01/18 (Pre-refunded 6/01/12)	6/12 at 100.00	Aa2 (4)	5,435,724
	Platte River Power Authority, Colorado, Power Revenue Refunding Bonds, Series 2002EE:
970	5.375%, 6/01/17	6/12 at 100.00	AA	1,065,322
110	5.375%, 6/01/18	6/12 at 100.00	AA	119,627

68,295	Total Colorado			49,930,987

	District of Columbia – 0.2% (0.1% of Total Investments)
1,450	District of Columbia Housing Finance Agency, GNMA/FNMA Single Family Mortgage Revenue Bonds,	6/08 at 101.00	AAA	1,485,279
	Series 1997B, 5.900%, 12/01/28 (Alternative Minimum Tax)

	Florida – 2.7% (1.7% of Total Investments)
2,770	Florida Housing Finance Corporation, Housing Revenue Bonds, Stratford Point Apartments, Series	12/10 at 100.00	AAA	2,821,384
	2000O-1, 5.850%, 12/01/31 – FSA Insured (Alternative Minimum Tax)
4,910	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of	8/17 at 100.00	AA–	4,706,972
	South Florida, Trust 1025, 9.777%, 8/15/42 (IF)
10,130	Tampa, Florida, Healthcare System Revenue Bonds, Allegany Health System – St. Mary’s Hospital,	4/08 at 100.00	AAA	10,251,357
	Series 1993, 5.125%, 12/01/23 – MBIA Insured (ETM)

17,810	Total Florida			17,779,713

	Georgia – 1.1% (0.7% of Total Investments)
4,000	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.250%, 10/01/39 – FSA Insured	10/14 at 100.00	AAA	4,231,040
2,900	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical	12/14 at 100.00	BBB	2,765,382
	Center, Series 2004, 5.000%, 12/01/26

6,900	Total Georgia			6,996,422

	Hawaii – 0.4% (0.3% of Total Investments)
2,215	Hawaii Housing and Community Development Corporation, GNMA Collateralized Multifamily Housing	7/10 at 102.00	AAA	2,284,861
	Revenue Bonds, Sunset Villas, Series 2000, 5.700%, 7/20/31
525	Hawaii Housing Finance and Development Corporation, Single Family Mortgage Purchase Revenue	7/08 at 101.00	AAA	537,133
	Bonds, Series 1997A, 5.750%, 7/01/30 (Alternative Minimum Tax)

2,740	Total Hawaii			2,821,994

	Illinois – 13.6% (8.5% of Total Investments)
4,345	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	Aaa	1,506,368
	Revenues, Series 1998B-1, 0.000%, 12/01/28 – FGIC Insured
3,420	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	Aaa	1,003,838
	Revenues, Series 1999A, 0.000%, 12/01/31 – FGIC Insured
5,865	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2000A,	7/10 at 101.00	AAA	6,495,429
	6.500%, 1/01/35 (Pre-refunded 7/01/10) – FGIC Insured
5,000	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O’Hare International	1/11 at 101.00	AAA	5,045,750
	Airport, Series 2001A, 5.375%, 1/01/32 – AMBAC Insured (Alternative Minimum Tax)
5,645	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2007, Trust 73TP,	7/17 at 100.00	Aa1	5,794,028
	10.223%, 7/01/46 (IF)
6,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Baa2	6,188,760
	5.750%, 5/15/22
6,165	Illinois Health Facilities Authority, Revenue Bonds, Sarah Bush Lincoln Health Center, Series	2/08 at 101.00	A	6,232,383
	1996B, 5.750%, 2/15/22
10,740	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General	1/15 at 66.94	Aaa	5,178,721
	Obligation Bonds, Series 2005B, 0.000%, 1/01/23 – FSA Insured
1,090	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	Aaa	604,307
	Project, Series 1993A, 0.000%, 6/15/21 – FGIC Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 1999A:
13,455	5.500%, 12/15/24 – FGIC Insured	12/09 at 101.00	AAA	14,039,082
10,430	5.250%, 12/15/28 – FGIC Insured	12/09 at 101.00	AAA	10,793,694
3,175	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	591,344
	Project, Series 2002A, 0.000%, 6/15/41 – MBIA Insured
6,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AAA	2,773,140
	Expansion Project, Series 1996A, 0.000%, 6/15/24 – MBIA Insured
4,600	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AAA	5,751,702
	Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured
1,940	University of Illinois, Auxiliary Facilities Systems Revenue Bonds, Series 2003A, 5.000%,	4/13 at 100.00	AAA	2,017,154
	4/01/23 – AMBAC Insured
7,500	Valley View Public Schools, Community Unit School District 365U of Will County, Illinois,	No Opt. Call	AAA	3,209,250
	General Obligation Bonds, Series 2005, 0.000%, 11/01/25 – MBIA Insured
23,125	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation	No Opt. Call	Aaa	11,125,669
	Bonds, Series 2006, 0.000%, 1/01/24 – FSA Insured

118,495	Total Illinois			88,350,619

	Indiana – 2.5% (1.6% of Total Investments)
5,205	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligated	8/10 at 101.50	AAA	5,674,231
	Group, Series 2000A, 5.500%, 2/15/30 (Pre-refunded 8/15/10) – MBIA Insured
2,435	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	BBB–	2,295,377
	Indiana, Series 2007, 5.500%, 3/01/37
6,075	LaGrange County Jail Building Corporation, Indiana, First Mortgage Jail Bonds, Series 1998,	10/09 at 101.00	A3 (4)	6,457,543
	5.400%, 10/01/21 (Pre-refunded 10/01/09)
1,915	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series	2/09 at 102.00	BBB	1,975,820
	1999, 5.450%, 2/15/12

15,630	Total Indiana			16,402,971

	Iowa – 0.6% (0.4% of Total Investments)
4,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	3,639,400
	5.375%, 6/01/38

	Kansas – 1.1% (0.7% of Total Investments)
4,935	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A, 5.000%, 3/01/22	3/14 at 100.00	AAA	5,286,175
1,750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004,	6/14 at 100.00	AAA	1,805,755
	5.300%, 6/01/31 – MBIA Insured

6,685	Total Kansas			7,091,930

	Kentucky – 0.9% (0.5% of Total Investments)
5,500	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage	5/08 at 100.50	AAA	5,561,380
	System Revenue Bonds, Series 1997A, 5.250%, 5/15/27 – MBIA Insured

	Louisiana – 13.1% (8.2% of Total Investments)
13,500	DeSoto Parish, Louisiana, Pollution Control Revenue Refunding Bonds, Cleco Utility Group Inc.	9/09 at 102.00	AAA	14,197,543
	Project, Series 1999, 5.875%, 9/01/29 – AMBAC Insured
6,460	Louisiana Public Facilities Authority, Extended Care Facilities Revenue Bonds, Comm-Care	No Opt. Call	BBB	7,595,474
	Corporation Project, Series 1994, 11.000%, 2/01/14
720	Louisiana Public Facilities Authority, Extended Care Facilities Revenue Bonds, Comm-Care	No Opt. Call	N/R (4)	892,411
	Corporation Project, Series 1994, 11.000%, 2/01/14 (ETM)
6,650	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	AAA	6,818,844
	2004, 5.250%, 7/01/33 – MBIA Insured
9,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	A3	9,069,480
	Series 2007A, 5.500%, 5/15/47
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006:
20,690	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	AAA	19,225,562
10,000	5.000%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	AAA	10,056,300
28	Louisiana State, Gasoline Tax Revenue Bonds, Series 2006, Residuals 660-1, 6.542%, 5/01/41 –	5/16 at 100.00	AAA	22,317
	FGIC Insured (IF)
	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,
	Series 2001B:
6,000	5.500%, 5/15/30	5/11 at 101.00	BBB	5,852,760
11,750	5.875%, 5/15/39	5/11 at 101.00	BBB	11,453,430

84,798	Total Louisiana			85,184,121

	Massachusetts – 1.8% (1.1% of Total Investments)
1,750	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial	1/09 at 101.00	AAA	1,775,148
	Healthcare, Series 1998A, 5.000%, 7/01/28 – AMBAC Insured
370	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 77, 5.950%,	12/09 at 100.00	AAA	379,872
	6/01/25 – FSA Insured (Alternative Minimum Tax)
	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior
	Series 1997A:
2,000	5.125%, 1/01/17 – MBIA Insured	1/09 at 100.00	AAA	2,023,840
500	5.000%, 1/01/27 – MBIA Insured	1/09 at 100.00	AAA	504,935
5,000	5.000%, 1/01/37 – MBIA Insured	7/08 at 101.00	AAA	4,943,250
1,875	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Subordinate	1/09 at 100.00	AAA	1,882,650
	Series 1997B, 5.250%, 1/01/29 – MBIA Insured

11,495	Total Massachusetts			11,509,695

	Michigan – 2.9% (1.8% of Total Investments)
8,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AAA	7,993,760
	7/01/35 – MBIA Insured
	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center
	Obligated Group, Series 1998A:
4,995	5.250%, 8/15/23	8/08 at 101.00	Ba3	4,720,924
3,000	5.250%, 8/15/28	8/08 at 101.00	BB–	2,736,270
3,275	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center	2/08 at 100.00	BB–	3,277,522
	Obligated Group, Series 1993A, 6.500%, 8/15/18

19,270	Total Michigan			18,728,476

	Minnesota – 1.2% (0.8% of Total Investments)
5,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Subordinate Airport Revenue	1/11 at 100.00	Aaa	5,395,350
	Bonds, Series 2001C, 5.250%, 1/01/32 (Pre-refunded 1/01/11) – FGIC Insured
1,140	Minnesota Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2000C, 5.550%,	7/09 at 100.00	AA+	1,154,068
	7/01/24 (Alternative Minimum Tax)
1,360	Minnesota Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2000J, 5.400%,	1/10 at 100.00	AA+	1,374,266
	1/01/23 (Alternative Minimum Tax)

7,500	Total Minnesota			7,923,684

	Missouri – 0.9% (0.6% of Total Investments)
12,005	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series	No Opt. Call	AAA	4,134,882
	2004B-1, 0.000%, 4/15/29 – AMBAC Insured
150	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership	9/09 at 102.00	AAA	158,657
	Loan Program, Series 2000A-1, 7.500%, 3/01/31 (Alternative Minimum Tax)
1,500	Missouri-Illinois Metropolitan District Bi-State Development Agency, Mass Transit Sales Tax	10/13 at 100.00	AAA	1,557,795
	Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%,
	10/01/32 – FSA Insured

13,655	Total Missouri			5,851,334

	Nevada – 6.2% (3.9% of Total Investments)
7,310	Clark County, Nevada, Limited Tax General Obligation Bank Bonds, Series 2000, 5.500%, 7/01/19	7/10 at 100.00	AA+ (4)	7,854,010
	(Pre-refunded 7/01/10)
7,500	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 1999A, 6.000%, 7/01/29	7/10 at 101.00	AAA	8,216,700
	(Pre-refunded 7/01/10) – MBIA Insured
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
3,025	0.000%, 1/01/16 – AMBAC Insured	No Opt. Call	AAA	1,949,824
7,910	5.375%, 1/01/40 – AMBAC Insured	1/10 at 100.00	AAA	6,932,957
15,000	Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds, Catholic Healthcare West,	7/17 at 100.00	A	15,099,000
	Series 2007B, 5.250%, 7/01/31 (UB)
350	Nevada Housing Division, Single Family Mortgage Bonds, Senior Series 1997C-2, 5.750%, 4/01/29	4/08 at 101.00	Aaa	353,962
	(Alternative Minimum Tax)

41,095	Total Nevada			40,406,453

	New Jersey – 3.8% (2.4% of Total Investments)
15,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	Aaa	4,709,100
	0.000%, 12/15/30 – FGIC Insured
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2002:
13,045	5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	14,351,585
5,050	6.125%, 6/01/42 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	5,763,262

33,095	Total New Jersey			24,823,947

	New Mexico – 1.2% (0.7% of Total Investments)
7,500	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Public Service Company of	4/08 at 100.00	BBB	7,518,825
	New Mexico – San Juan Project, Series 1997B, 5.800%, 4/01/22

	New York – 13.0% (8.1% of Total Investments)
3,655	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	5/08 at 101.00	AA– (4)	3,724,080
	Facilities, Series 1997, 5.125%, 5/15/27 (Pre-refunded 5/15/08)
440	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AAA	420,165
	2/15/47 – MBIA Insured
7,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	7/12 at 100.00	AA–	7,256,620
	Series 2002A, 5.125%, 1/01/29
	Nassau County, New York, General Obligation Improvement Bonds, Series 2000F:
3,980	7.000%, 3/01/11 (Pre-refunded 3/01/10) – FSA Insured	3/10 at 100.00	AAA	4,360,408
4,070	7.000%, 3/01/12 (Pre-refunded 3/01/10) – FSA Insured	3/10 at 100.00	AAA	4,459,011
3,925	7.000%, 3/01/15 (Pre-refunded 3/01/10) – FSA Insured	3/10 at 100.00	AAA	4,300,152
4,975	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	12/08 at 102.00	BB+	4,176,761
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
3,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	12/12 at 101.00	BB+	3,152,700
	British Airways PLC, Series 2002, 7.625%, 12/01/32 (Alternative Minimum Tax)
9,850	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/09 at 101.00	Aaa	10,439,917
	Bonds, Fiscal Series 2000A, 5.750%, 6/15/31 (Pre-refunded 6/15/09) – FGIC Insured
10,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	10,349,000
	Bonds, Fiscal Series 2005B, 5.000%, 6/15/36 – FSA Insured
10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/10 at 101.00	AAA	10,923,100
	Series 2000B, 6.000%, 11/15/29 (Pre-refunded 5/15/10)
7,435	New York City, New York, General Obligation Bonds, Fiscal Series 2000A, 5.750%, 5/15/20	5/10 at 101.00	AA (4)	8,080,135
	(Pre-refunded 5/15/10)
7,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 94, 5.800%, 10/01/20	4/10 at 100.00	Aa1	7,155,610
	(Alternative Minimum Tax)
5,000	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional	1/09 at 101.00	AAA	5,229,550
	Facilities, Series 1999C, 6.000%, 1/01/29 (Pre-refunded 1/01/09) – AMBAC Insured

80,330	Total New York			84,027,209

	North Carolina – 1.9% (1.2% of Total Investments)
1,150	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	7/10 at 100.00	AAA	1,154,589
	Series 10A, 5.400%, 7/01/32 – AMBAC Insured (Alternative Minimum Tax)
5,045	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	7/09 at 100.00	AA	5,112,401
	Series 7A, 6.250%, 1/01/29 (Alternative Minimum Tax)
1,725	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	1/10 at 100.00	AA	1,747,408
	Series 8A, 5.950%, 1/01/27 (Alternative Minimum Tax)
4,465	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	1/10 at 100.00	AA	4,506,525
	Series 9A, 5.875%, 7/01/31 (Alternative Minimum Tax)

12,385	Total North Carolina			12,520,923

	North Dakota – 0.6% (0.4% of Total Investments)
1,615	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 1998B,	7/08 at 102.00	Aaa	1,649,674
	5.500%, 7/01/29 – MBIA Insured (Alternative Minimum Tax)
2,250	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2006,	7/16 at 100.00	BBB+	2,263,658
	5.125%, 7/01/25

3,865	Total North Dakota			3,913,332

	Ohio – 6.9% (4.3% of Total Investments)
5,000	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue	11/09 at 101.00	Baa1	5,124,300
	Bonds, Summa Health System, Series 1998A, 5.375%, 11/15/18
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
270	5.125%, 6/01/24	6/17 at 100.00	BBB	261,276
2,700	5.875%, 6/01/30	6/17 at 100.00	BBB	2,686,446
2,635	5.750%, 6/01/34	6/17 at 100.00	BBB	2,539,666
5,895	5.875%, 6/01/47	6/17 at 100.00	BBB	5,693,214
5,150	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	BBB	3,739,621
	Bonds, Senior Lien, Series 2007A-3, 0.000%, 6/01/37
6,000	Cuyahoga County, Ohio, Hospital Revenue Bonds, University Hospitals Health System, Series	7/09 at 101.00	AAA	6,348,360
	1999, 5.500%, 1/15/30 (Pre-refunded 7/15/09) – AMBAC Insured
	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Medical Center,
	Series 1999:
7,840	6.750%, 4/01/18 (Pre-refunded 4/01/10)	4/10 at 101.00	A (4)	8,632,624
5,000	6.750%, 4/01/22 (Pre-refunded 4/01/10)	4/10 at 101.00	A (4)	5,505,500
1,405	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	8/10 at 100.00	Aaa	1,481,516
	Revenue Bonds, Series 2000D, 5.450%, 9/01/31 (Alternative Minimum Tax)
2,650	Ohio, General Obligation Bonds, Higher Education, Series 2003A, 5.000%, 5/01/22	5/13 at 100.00	AA+	2,803,780

44,545	Total Ohio			44,816,303

	Oklahoma – 4.5% (2.8% of Total Investments)
12,000	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	AA–	11,835,480
	5.000%, 2/15/42 (UB)
2,000	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%,	1/17 at 100.00	Aaa	1,873,980
	1/01/47 – FGIC Insured
	Oklahoma State Industries Authority, Health System Revenue Bonds, Integris Baptist Medical
	Center, Series 1999A:
2,110	5.750%, 8/15/29 (Pre-refunded 8/15/09) – MBIA Insured	8/09 at 101.00	AAA	2,245,926
2,890	5.750%, 8/15/29 (Pre-refunded 8/15/09) – MBIA Insured	8/09 at 101.00	AAA	3,076,174
10,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc.,	12/08 at 100.00	B	9,948,400
	Series 2001B, 5.650%, 12/01/35 (Mandatory put 12/01/08) (Alternative Minimum Tax)

29,000	Total Oklahoma			28,979,960

	Oregon – 0.5% (0.3% of Total Investments)
3,000	Oregon State Facilities Authority, Revenue Bonds, Willamette University, Series 2007A,	10/17 at 100.00	A	3,038,820
	5.000%, 10/01/36

	Pennsylvania – 1.0% (0.6% of Total Investments)
1,610	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	BBB–	1,657,221
	Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10
	(Alternative Minimum Tax)
1,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 96A, 4.650%,	10/16 at 100.00	AA+	1,396,620
	10/01/31 (Alternative Minimum Tax)
2,600	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 –	12/14 at 100.00	AAA	2,749,136
	AMBAC Insured
465	Washington County Authority, Pennsylvania, Capital Funding Revenue Bonds, Capital Projects and	No Opt. Call	AAA	465,786
	Equipment Acquisition Program, Series 1999, 6.150%, 12/01/29 – AMBAC Insured

6,175	Total Pennsylvania			6,268,763

	Puerto Rico – 3.0% (1.9% of Total Investments)
5,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/26 –	7/15 at 100.00	AAA	5,069,350
	XLCA Insured
10,070	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	Aaa	10,312,788
	7/01/39 – FGIC Insured
4,000	Puerto Rico, General Obligation Bonds, Series 2000B, 5.625%, 7/01/19 – MBIA Insured	7/10 at 100.00	AAA	4,144,880

19,070	Total Puerto Rico			19,527,018

	Rhode Island – 1.2% (0.8% of Total Investments)
1,235	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds,	5/08 at 101.00	AAA	1,262,454
	Lifespan Obligated Group, Series 1996, 5.500%, 5/15/16 – MBIA Insured
7,000	Rhode Island Housing and Mortgage Finance Corporation, Homeownership Opportunity Bond Program,	10/14 at 100.00	AA+	6,731,550
	Series 50A, 4.650%, 10/01/34

8,235	Total Rhode Island			7,994,004

	South Carolina – 4.3% (2.7% of Total Investments)
10,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	AA– (4)	11,562,000
	2002, 6.000%, 12/01/20 (Pre-refunded 12/01/12)
2,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and	11/13 at 100.00	A+ (4)	2,878,725
	Improvement Bonds, Series 2003, 5.750%, 11/01/28 (Pre-refunded 11/01/13)
3,000	Myrtle Beach, South Carolina, Hospitality and Accommodation Fee Revenue Bonds, Series 2004A,	6/14 at 100.00	Aaa	2,988,540
	5.000%, 6/01/36 – FGIC Insured
1,220	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	Aaa	592,591
	0.000%, 1/01/23 – FGIC Insured
2,125	South Carolina Public Service Authority, Revenue Refunding Bonds, Santee Cooper Electric	7/13 at 100.00	AAA	2,263,061
	System, Series 2003A, 5.000%, 1/01/21 – AMBAC Insured
7,500	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/11 at 101.00	BBB	7,633,875
	Asset-Backed Bonds, Series 2001B, 6.375%, 5/15/28

26,345	Total South Carolina			27,918,792

	South Dakota – 0.4% (0.3% of Total Investments)
2,945	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	5/17 at 100.00	AA–	2,869,314
	Series 2007, 5.000%, 11/01/40

	Tennessee – 5.8% (3.6% of Total Investments)
6,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	4/12 at 101.00	Ba2	6,214,320
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.500%, 4/15/31
20,415	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	1/13 at 75.87	AAA	12,698,947
	Refunding Bonds, Covenant Health, Series 2002A, 0.000%, 1/01/18 – FSA Insured
14,385	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	11/09 at 101.00	AAA	15,450,351
	Tennessee, Revenue Bonds, Ascension Health Credit Group, Series 1999A, 5.875%, 11/15/28
	(Pre-refunded 11/15/09) – AMBAC Insured
1,750	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue	5/11 at 100.00	AA	1,794,695
	Bonds, Series 2001A, 5.125%, 5/15/26
1,500	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding	11/17 at 100.00	N/R	1,435,395
	Bonds, Sumner Regional Health System Inc., Series 2007, 5.500%, 11/01/46

44,050	Total Tennessee			37,593,708

	Texas – 17.3% (10.8% of Total Investments)
11,810	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	Caa1	11,394,642
	Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)
6,000	Brazos River Authority, Texas, Revenue Refunding Bonds, Houston Lighting and Power Company,	No Opt. Call	AAA	6,291,480
	Series 1998, 5.050%, 11/01/18 – AMBAC Insured (Alternative Minimum Tax)
10,000	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	Aaa	9,883,200
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
4,250	Ennis Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2006,	8/16 at 60.73	Aaa	1,670,760
	0.000%, 8/15/26
8,400	Gulf Coast Waste Disposal Authority, Texas, Waste Disposal Revenue Bonds, Valero Energy	4/09 at 101.00	BBB	8,131,872
	Corporation, Series 1999, 5.700%, 4/01/32 (Alternative Minimum Tax)
7,500	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,	11/13 at 100.00	AAA	7,520,025
	TECO Project, Series 2003, 5.000%, 11/15/30 – MBIA Insured
1,540	Houston Community College, Texas, Limited Tax General Obligation Bonds, Series 2003, 5.000%,	2/13 at 100.00	AAA	1,576,775
	2/15/28 – AMBAC Insured
3,460	Houston Community College, Texas, Limited Tax General Obligation Bonds, Series 2003, 5.000%,	2/13 at 100.00	AAA	3,832,192
	2/15/28 (Pre-refunded 2/15/13) – AMBAC Insured
13,110	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000B, 5.500%, 7/01/30	7/10 at 100.00	AAA	14,085,646
	(Pre-refunded 7/01/10) – FSA Insured
	Houston, Texas, Water Conveyance System Contract, Certificates of Participation,
	Series 1993A-J:
5,490	6.800%, 12/15/10 – AMBAC Insured	No Opt. Call	AAA	6,118,331
2,000	6.800%, 12/15/11 – AMBAC Insured	No Opt. Call	AAA	2,293,380
9,345	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/15 at 35.34	Aaa	2,193,832
	Bonds, Series 2005, 0.000%, 8/15/34 – FGIC Insured
16,305	Matagorda County Navigation District 1, Texas, Revenue Bonds, Reliant Energy Inc., Series	5/09 at 101.00	BBB–	15,951,343
	1999B, 5.950%, 5/01/30 (Alternative Minimum Tax)
3,425	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	Caa1	3,309,475
	Company, Series 2001A, 5.500%, 5/01/22 (Mandatory put 11/01/11)
4,700	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series	10/12 at 100.00	Baa2	4,884,193
	2002A, 6.000%, 10/01/21
4,000	Texas, General Obligation Bonds, Water Financial Assistance, State Participation Program,	8/09 at 100.00	Aa1	4,114,160
	Series 1999C, 5.500%, 8/01/35
6,840	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Ascension	11/09 at 101.00	AAA	7,350,401
	Health Credit Group, Series 1999A, 5.875%, 11/15/24 (Pre-refunded 11/15/09) – AMBAC Insured
245	Wood Glen Housing Finance Corporation, Texas, FHA-Insured Section 8 Assisted Mortgage Revenue	4/08 at 100.00	AAA	246,041
	Bonds, Copperwood I Project, Series 1990A, 7.625%, 1/01/10 – MBIA Insured (ETM)
3,000	Wylie Independent School District, Taylor County, Texas, General Obligation Bonds, Series	8/15 at 74.57	AAA	1,587,810
	2005, 0.000%, 8/15/21

121,420	Total Texas			112,435,558

	Virginia – 0.3% (0.2% of Total Investments)
2,855	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	1,900,003
	Series 2007B2, 0.000%, 6/01/46

	Washington – 14.8% (9.2% of Total Investments)
8,810	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/11 at 101.00	AAA	9,162,048
	Series 2001A, 5.600%, 1/01/36 – MBIA Insured (Alternative Minimum Tax)
5,665	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/12 at 100.00	AAA	5,725,389
	Series 2002B, 5.250%, 7/01/37 – AMBAC Insured (Alternative Minimum Tax)
10,730	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue	7/11 at 101.00	AAA	11,241,499
	Refunding Bonds, Series 2001C, 5.650%, 7/01/32 – MBIA Insured (Alternative Minimum Tax)
10,730	Pierce County School District 320, Sumner, Washington, Unlimited Tax General Obligation Bonds,	12/10 at 100.00	Aaa	11,872,638
	Series 2000, 6.250%, 12/01/17 (Pre-refunded 12/01/10) – FSA Insured
10,550	Port of Seattle, Washington, Limited Tax General Obligation Bonds, Series 2000B, 5.750%,	12/10 at 100.00	AAA	10,994,788
	12/01/25 (Alternative Minimum Tax)
5,315	Port of Seattle, Washington, Revenue Bonds, Series 2000B, 6.000%, 2/01/10 – MBIA Insured	No Opt. Call	AAA	5,634,538
	(Alternative Minimum Tax)
19,475	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999A,	3/10 at 101.00	AAA	21,111,676
	6.000%, 9/01/29 (Pre-refunded 3/01/10) – MBIA Insured
5,000	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B,	3/10 at 101.00	AAA	5,225,950
	6.000%, 9/01/20 – MBIA Insured (Alternative Minimum Tax)
8,750	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series	7/08 at 102.00	Aaa	8,991,675
	1998A, 5.125%, 7/01/18
5,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Providence Services, Series	12/09 at 101.00	AAA	5,336,750
	1999, 5.375%, 12/01/19 (Pre-refunded 12/01/09) – MBIA Insured
1,270	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003F, 0.000%,	No Opt. Call	AAA	575,297
	12/01/24 – MBIA Insured

91,295	Total Washington			95,872,248

	West Virginia – 0.8% (0.5% of Total Investments)
5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company,	10/11 at 100.00	BBB	5,033,350
	Series 2003L, 5.500%, 10/01/22

	Wisconsin – 3.1% (1.9% of Total Investments)
	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed
	Bonds, Series 2002:
1,100	6.000%, 6/01/17	6/12 at 100.00	BBB	1,121,791
6,555	6.125%, 6/01/27	6/12 at 100.00	BBB	6,729,494
1,685	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/29 (Pre-refunded	11/14 at 100.00	Aaa	1,899,888
	11/01/14) – FSA Insured
565	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/29 – FSA Insured	11/14 at 100.00	Aaa	586,414
5,000	Madison, Wisconsin, Industrial Development Revenue Refunding Bonds, Madison Gas and Electric	4/12 at 100.00	AA–	5,204,850
	Company Projects, Series 2002A, 5.875%, 10/01/34 (Alternative Minimum Tax)
3,000	Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds,	No Opt. Call	AAA	3,491,670
	Series 1998A, 5.500%, 12/15/19 – MBIA Insured
1,075	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series	3/10 at 100.00	AA	1,102,208
	2000B, 5.750%, 3/01/22 (Alternative Minimum Tax)

18,980	Total Wisconsin			20,136,315

$ 1,164,953	Total Investments (cost $995,058,367) – 159.9%			1,037,257,133

	Floating Rate Obligations – (6.8)%			(44,228,333)

	Other Assets Less Liabilities – 2.1%			13,613,349

	Preferred Shares, at Liquidation Value – (55.2)% (5)			(358,000,000)

	Net Assets Applicable to Common Shares – 100%			$648,642,149

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the
Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds that may be insured by AMBAC, FGIC, XLCA or MBIA as of January 31, 2008. Subsequent to January 31, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and XLCA-insured and FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of total investments is (34.5)%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2008, the cost of investments was $949,247,875.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2008, were as follows:

Gross unrealized:
Appreciation	$ 54,325,367
Depreciation	(10,549,733)

Net unrealized appreciation (depreciation) of investments	$ 43,775,634

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Municipal Advantage Fund, Inc.

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 31, 2008

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 31, 2008

* Print the name and title of each signing officer under his or her signature.